NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2020
Class of Warrant or Right [Line Items]
Schedule of notes payable

	December 31,	December 31,
	2020	2019
2020 10% Notes	$2,600,000	$—
2019 12% Notes	—	1,506,000
SBI Note	—	750,000
2019 15% Notes	200,000	200,000
Related party note payable	340,000	100,000
Unamortized debt discount	(251,456)	(225,649)
	2,888,544	2,330,351
Less: Current portion	—	(2,330,351)
Long-term portion	$2,888,544	$—

Schedule of maturities of long-term debt

Year ending December 31,	Amount
2021	$—
2022	200,000
2023	2,940,000
$3,140,000

10% Warrants
Class of Warrant or Right [Line Items]
Summary of underlying assumptions used in the binomial lattice model to determine the fair value of Warrants

Current stock price	$0.53
Exercise price	$0.56
Risk-free interest rate	0.38%
Expected dividend yield	—
Expected term (in years)	5.0
Expected volatility	115%

15% Warrants
Class of Warrant or Right [Line Items]
Summary of underlying assumptions used in the binomial lattice model to determine the fair value of Warrants

Current stock price	$0.45 - 0.67
Exercise price	$0.45
Risk-free interest rate	0.68 - 1.62%
Expected dividend yield	—
Expected term (in years)	0.83 - 3.06
Expected volatility	112 - 119%

12% Warrants
Class of Warrant or Right [Line Items]
Summary of underlying assumptions used in the binomial lattice model to determine the fair value of Warrants

Current stock price	$0.82 - 0.92
Exercise price	$1.30
Risk-free interest rate	1.63 - 1.68%
Expected dividend yield	—
Expected term (in years)	1.10
Expected volatility	124%

8.5% Warrants
Class of Warrant or Right [Line Items]
Summary of underlying assumptions used in the binomial lattice model to determine the fair value of Warrants

Current stock price	$4.18
Exercise price	$2.35
Risk-free interest rate	2.46%
Expected dividend yield	—
Expected term (in years)	2.0
Expected volatility	134%
Number of iterations	5